Disaggregation of Revenue - Schedule of Revenues (Details) - USD ($)	3 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Schedule of Revenues [Line Items]
Revenues	$ 101,969		$ 97,908		$ 336,562		$ 391,848		$ 456,076
Recurring Revenue [Member]
Schedule of Revenues [Line Items]
Revenues	61,202		49,826		202,031		179,775		268,121
Non-Recurring Revenue [Member]
Schedule of Revenues [Line Items]
Revenues	40,767		48,082		134,531		212,073		187,955
Revenue Recognized at a Point in Time [Member]
Schedule of Revenues [Line Items]
Revenues	40,767	[1]	48,082	[1]	134,531	[2]	212,073	[2]	187,955	[2]
Revenue Recognized Over Time [Member]
Schedule of Revenues [Line Items]
Revenues	$ 61,202	[3]	$ 49,826	[3]	$ 202,031	[4]	$ 179,775	[4]	$ 268,121	[4]

[1]	Software’s performance obligation is satisfied at a point in time when access to the software is provided to the customer.
[2]	Software’s performance obligation is satisfied at a point in time when access to the software is provided to the customer.
[3]	Performance obligation from right to access software sales is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.
[4]	Performance obligation from right to access software sales is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.